UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2013

Date of reporting period: January 31, 2013

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	TS&W EQUITY PORTFOLIO
JANUARY 31, 2013
(Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 100.0%
	Shares	Value

CONSUMER DISCRETIONARY — 9.1%
Bed Bath & Beyond *	10,300	$604,610
GNC Holdings, Cl A	11,000	395,340
Macy’s	18,150	717,107
News, Cl A	17,100	474,354
Target	11,300	682,633
Tupperware Brands	6,000	457,200
Walt Disney	7,600	409,488

		3,740,732

CONSUMER STAPLES — 6.9%
Kraft Foods Group	10,533	486,835
Philip Morris International	5,200	458,432
Reynolds American	9,700	426,606
Unilever ADR	19,250	779,240
Walgreen	16,800	671,328

		2,822,441

ENERGY — 12.1%
BP ADR	16,250	723,450
Chevron	5,450	627,567
EOG Resources	4,750	593,655
Exxon Mobil	6,800	611,796
National Oilwell Varco	4,950	366,993
Noble	17,250	698,625
Occidental Petroleum	8,700	767,949
Royal Dutch Shell ADR, Cl B	8,000	581,760

		4,971,795

FINANCIALS — 13.8%
American International Group *	16,900	639,327
Annaly Capital Management REIT	21,600	321,192
CBRE Group, Cl A *	20,950	452,101
Chubb	5,200	417,612
Citigroup	15,000	632,400
Comerica	20,450	702,662
JPMorgan Chase	16,750	788,087
Prudential Financial	9,600	555,648
SunTrust Banks	20,850	591,515
WR Berkley	13,800	568,146

		5,668,690

HEALTH CARE — 13.2%
Baxter International	6,000	407,040
Cigna	11,550	673,827
Hologic *	31,150	742,616
Humana	4,950	368,082
Johnson & Johnson	12,050	890,736
Merck	12,650	547,113
Novartis ADR	10,800	732,456
Pfizer	23,100	630,168
Teva Pharmaceutical Industries ADR	10,900	414,091

		5,406,129

THE ADVISORS’ INNER CIRCLE FUND	TS&W EQUITY PORTFOLIO
JANUARY 31, 2013
(Unaudited)

COMMON STOCK — continued
	Shares	Value

INDUSTRIALS — 17.0%
Deere	6,700	$630,202
Foster Wheeler *	24,500	639,695
General Electric	40,950	912,366
Koninklijke Philips Electronics ADR	22,900	711,961
L-3 Communications Holdings	6,650	504,868
Norfolk Southern	10,600	730,022
Northrop Grumman	9,600	624,384
Rockwell Collins	12,350	727,168
Siemens ADR	7,900	865,208
Southwest Airlines	54,600	612,066

		6,957,940

INFORMATION TECHNOLOGY — 18.7%
Applied Materials	33,700	435,067
CA	14,900	369,818
Cisco Systems	54,300	1,116,951
Corning	40,250	483,000
EMC *	33,250	818,282
International Business Machines	4,450	903,662
Microsoft	28,300	777,401
Oracle	24,400	866,444
SanDisk *	14,400	719,856
Symantec *	26,050	567,108
Xilinx	16,300	594,787

		7,652,376

MATERIALS — 3.6%
Freeport-McMoRan Copper & Gold	22,600	796,650
Monsanto	6,550	663,843

		1,460,493

TELECOMMUNICATION SERVICES — 2.6%
AT&T	11,150	387,908
Vodafone Group ADR	25,150	687,098

		1,075,006

UTILITIES — 3.0%
CenterPoint Energy	18,800	384,272
Dominion Resources	7,100	384,181
National Grid ADR	8,350	458,582

		1,227,035

TOTAL COMMON STOCK (Cost $34,611,816)		40,982,637

TOTAL INVESTMENTS — 100.0% (Cost $34,611,816)†		$40,982,637

Percentages are based on Net Assets of $40,975,232.

* Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

REIT — Real Estate Investment Trust

THE ADVISORS’ INNER CIRCLE FUND	TS&W EQUITY PORTFOLIO
JANUARY 31, 2013
(Unaudited)

†	At January 31, 2013, the tax basis cost of the Portfolio’s investments was $34,611,816, and the unrealized appreciation and depreciation were $7,526,496 and $(1,155,675), respectively.

As of January 31, 2013, all of the Portfolio’s investments were considered Level 1.

For the period ended January 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended January 31, 2013, there were no Level 3 securities.

For information regarding the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent semi-annual and annual financial statements.

THE ADVISORS’ INNER CIRCLE FUND	TS&W FIXED INCOME PORTFOLIO
JANUARY 31, 2013
(Unaudited)

SCHEDULE OF INVESTMENTS CORPORATE OBLIGATIONS — 54.2%
	Face Amount	Value

CONSUMER DISCRETIONARY — 8.5%
AutoZone 4.000%, 11/15/20	$455,000	$485,199
Avis Budget Car Rental 8.250%, 01/15/19	295,000	326,712
Cooper Tire & Rubber 8.000%, 12/15/19	500,000	562,500
Foot Locker 8.500%, 01/15/22	990,000	1,103,850
Graton Economic Development Authority 9.625%, 09/01/19(A)	575,000	628,188
NetFlix 8.500%, 11/15/17	650,000	715,819
NVR 3.950%, 09/15/22	500,000	512,402
O’Reilly Automotive 4.625%, 09/15/21	1,000,000	1,085,853
Regal Entertainment Group 9.125%, 08/15/18	500,000	558,750

		5,979,273

CONSUMER STAPLES — 3.3%
ConAgra Foods 5.875%, 04/15/14	1,180,000	1,249,424
Hershey 5.450%, 09/01/16	860,000	985,018
Wells Enterprises 6.750%, 02/01/20(A)	100,000	103,750

		2,338,192

ENERGY — 4.2%
Arch Coal 7.250%, 10/01/20	225,000	201,375
Atlas Pipeline Partners 8.750%, 06/15/18	150,000	160,800
McMoRan Exploration 11.875%, 11/15/14	415,000	439,900
Stone Energy 8.625%, 02/01/17	575,000	621,000
Tesoro 9.750%, 06/01/19	720,000	817,200
Valero Energy 7.500%, 04/15/32	600,000	759,088

		2,999,363

FINANCIALS — 25.8%
Aflac 8.500%, 05/15/19	525,000	711,594
Aircastle 9.750%, 08/01/18	450,000	516,375
American International Group MTN 5.600%, 10/18/16	800,000	910,743
Aspen Insurance Holdings 6.000%, 08/15/14	1,025,000	1,088,460
Bank of America 1.500%, 10/09/15	1,000,000	1,002,613
CBRE Services 11.625%, 06/15/17	300,000	327,000
Citigroup 5.850%, 07/02/13	1,350,000	1,377,243

THE ADVISORS’ INNER CIRCLE FUND	TS&W FIXED INCOME PORTFOLIO
JANUARY 31, 2013
(Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value

FINANCIALS — continued
General Electric Capital 5.300%, 02/11/21	$500,000	$568,612
Goldman Sachs Capital II 4.000%, 06/01/43(B)	500,000	407,500
Goldman Sachs Group 5.250%, 07/27/21	440,000	496,922
Jefferies Group 5.125%, 01/20/23	350,000	359,000
Jones Lang LaSalle 4.400%, 11/15/22	500,000	506,400
JPMorgan Chase 2.000%, 08/15/17	1,000,000	1,010,312
KeyBank 1.650%, 02/01/18	250,000	251,028
Markel 7.125%, 09/30/19	915,000	1,115,625
Montpelier Re Holdings 4.700%, 10/15/22	500,000	502,477
Morgan Stanley MTN 6.625%, 04/01/18	850,000	1,001,370
National Rural Utilities Cooperative Finance 10.375%, 11/01/18	500,000	735,772
Raymond James Financial 8.600%, 08/15/19	730,000	911,006
RenRe North America Holdings 5.750%, 03/15/20	850,000	947,635
Simon Property Group 10.350%, 04/01/19	435,000	626,762
Torchmark 9.250%, 06/15/19	710,000	945,216
Ventas Realty 3.250%, 08/15/22	1,200,000	1,171,310
Willis North America 6.200%, 03/28/17	684,000	778,399

		18,269,374

HEALTH CARE — 0.5%
Health Net 6.375%, 06/01/17	365,000	385,988

INDUSTRIALS — 4.4%
Air Canada 9.250%, 08/01/15(A)	500,000	527,500
Aircastle 6.250%, 12/01/19	250,000	270,000
Alcoa 6.000%, 07/15/13	518,000	529,547
Delta Air Lines 2007-1 Cl A Pass-Through Trust 6.821%, 08/10/22	513,819	581,284
Oshkosh 8.250%, 03/01/17	700,000	768,250
Triumph Group 8.000%, 11/15/17	375,000	402,187

		3,078,768

INFORMATION TECHNOLOGY — 2.6%
Corning 7.250%, 08/15/36	350,000	427,325
eBay 4.000%, 07/15/42	630,000	584,297

THE ADVISORS’ INNER CIRCLE FUND	TS&W FIXED INCOME PORTFOLIO
JANUARY 31, 2013
(Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value

INFORMATION TECHNOLOGY — continued
Kemet 10.500%, 05/01/18	$350,000	$357,000
Motorola Solutions 3.750%, 05/15/22	475,000	476,275

		1,844,897

MATERIALS — 0.8%
Methanex 6.000%, 08/15/15	500,000	538,602

TELECOMMUNICATION SERVICES — 3.1%
Cellco Partnership 7.375%, 11/15/13	1,565,000	1,644,824
Frontier Communications 8.500%, 04/15/20	500,000	577,500

		2,222,324

UTILITIES — 1.0%
NRG Energy 8.500%, 06/15/19	620,000	686,650

TOTAL CORPORATE OBLIGATIONS (Cost $36,566,118)		38,343,431

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 24.8%
Federal Farm Credit Bank
2.200%, 12/27/22	1,000,000	987,372
Federal Home Loan Mortgage Corporation
2.500%, 10/02/19	1,400,000	1,443,385
1.000%, 11/28/17	900,000	892,828
Federal Home Loan Mortgage Corporation Gold
6.000%, 01/01/28	123,356	134,604
6.000%, 07/01/33	66,672	74,334
6.000%, 10/01/35	193,662	212,653
4.000%, 03/01/26	1,284,478	1,359,941
3.500%, 07/01/42	3,226,548	3,364,145
3.000%, 10/01/41	1,717,961	1,767,834
Federal National Mortgage Association
5.500%, 01/01/36	14,565	15,896
5.000%, 08/01/33	215,272	233,766
3.500%, 08/01/26	678,853	718,312
3.000%, 09/01/32	1,914,282	1,993,321
3.000%, 10/01/32	2,751,171	2,864,765
1.750%, 11/20/20	385,000	381,739
1.700%, 10/23/20	1,130,000	1,119,368

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS (Cost $17,574,060)		17,564,263

U.S. TREASURY OBLIGATIONS — 6.1%
U.S. Treasury Bond
2.750%, 08/15/42	685,000	630,843
U.S. Treasury Note
4.000%, 08/15/18	500,000	581,640
1.750%, 05/31/16	1,975,000	2,057,549

THE ADVISORS’ INNER CIRCLE FUND	TS&W FIXED INCOME PORTFOLIO
JANUARY 31, 2013
(Unaudited)

U.S. TREASURY OBLIGATIONS — continued
	Face Amount/Shares	Value

1.250%, 10/31/15	$1,000,000	$1,023,750

TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,276,286)		4,293,782

PREFERRED STOCK — 5.8%
FINANCIALS — 4.6%
Allianz, 8.375%	40,000	1,030,000
Annaly Capital Management, 7.625%	10,000	252,500
Aspen Insurance Holdings, 7.250%	5,510	147,998
Discover Financial Services, 6.500%	5,000	127,500
DuPont Fabros Technology, 7.625%	18,445	500,782
Endurance Specialty Holdings, 7.750%	25,000	685,250
Federal Home Loan Mortgage, Ser Z, 8.375% * (B)	35,000	64,750
Montpelier Re Holdings, 8.875%	17,500	478,450

		3,287,230

TELECOMMUNICATION SERVICES — 0.4%
Qwest, 7.000%	10,500	280,455

UTILITIES — 0.8%
Dominion Resources, Ser A, 8.375%	20,000	542,800

TOTAL PREFERRED STOCK (Cost $4,826,408)		4,110,485

OTHER MORTGAGE-BACKED OBLIGATIONS — 2.6%
JP Morgan Chase Commercial Mortgage Securities, Ser 2012-LC9, Cl A3 3.149%, 08/15/46	735,000	788,561
2.475%, 12/15/47	1,015,000	1,032,136

TOTAL OTHER MORTGAGE-BACKED OBLIGATIONS (Cost $1,780,386)		1,820,697

REPURCHASE AGREEMENT — 4.4%
Morgan Stanley 0.020%, dated 01/31/13, to be repurchased on 02/01/13, repurchase price $3,136,306 (collateralized by a U.S. Treasury Note, par value $2,857,657, 3.125%, 05/15/21, with a total market value $3,199,033) (Cost $3,136,304)	3,136,304	3,136,304

TOTAL INVESTMENTS — 97.9% (Cost $68,159,562)†		$69,268,962

Percentages are based on Net Assets of $70,756,795.

*	Non-income producing security.
(A)	Securities exempt from registration under rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration normally to qualified institutions. The total value of these securities was $1,259,438 and represented 1.8% of Net Assets.
(B)	Variable rate security — Rate disclosed is the rate in effect on January 31, 2013.

THE ADVISORS’ INNER CIRCLE FUND	TS&W FIXED INCOME PORTFOLIO
JANUARY 31, 2013
(Unaudited)

Cl — Class

MTN — Medium Term Note

Ser — Series

†	At January 31, 2013, the tax basis cost of the Portfolio’s investments was $68,159,562, and the unrealized appreciation and depreciation were $2,286,808 and $(1,177,408), respectively.

The following is a list of the inputs used as of January 31, 2013 in valuing the Portfolio’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$38,343,431	$—	$38,343,431
U.S. Government Agency Mortgage-Backed Obligations	—	17,564,263	—	17,564,263
U.S. Treasury Obligations	—	4,293,782	—	4,293,782
Preferred Stock	4,110,485	—	—	4,110,485
Other Mortgage-Backed Obligations	—	1,820,697	—	1,820,697
Repurchase Agreement	—	3,136,304	—	3,136,304

Total Investments in Securities	$4,110,485	$65,158,477	$—	$69,268,962

For the period ended January 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended January 31, 2013, there were no Level 3 securities.

For information regarding the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent semi-annual and annual financial statements.

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 28, 2013

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller & CFO

Date: March 28, 2013